MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT [Text Block]

9 MINERAL PROPERTIES, PLANT AND EQUIPMENT

	Plant and equipment	Mineral properties	Total
Cost
As at December 31, 2022	$5,265	$-	$5,265
Acquisition of MPM (note 5)	264	-	264
Additions	812	-	812
Disposals	(845)	-	(845)
Foreign exchange translation difference	19	-	19
As at December 31, 2023	5,515	-	5,515
Acquisition of FCGI (note 5)	40,584	-	40,584
Additions	2,283	1,648	3,931
Revisions to reclamation obligation	-	1,993	1,993
Disposals	(615)	-	(615)
Foreign exchange translation difference	(48)	-	(48)
As at December 31, 2024	$47,719	$3,641	$51,360
Accumulated depreciation, depletion, amortization
As at December 31, 2022	$2,225	$-	$2,225
Additions	1,029	-	1,029
Disposals	(766)	-	(766)
Foreign exchange translation difference	3	-	3
As at December 31, 2023	2,491	-	2,491
Additions	2,452	-	2,452
Disposals	(417)	-	(417)
Foreign exchange translation difference	(7)	-	(7)
As at December 31, 2024	$4,519	$-	$4,519

Net book value
As at December 31, 2023	$3,024	$-	$3,024
As at December 31, 2024	$43,200	$3,641	$46,841

The following table summarizes the changes in right-of-use assets recorded in plant and equipment:

Net book value
As at December 31, 2022	$824
Acquisition of MPM (note 5)	377
Additions	132
Disposals	(79)
Depreciation	(444)
Foreign exchange translation difference	14
As at December 31, 2023	824
Acquisition of FCGI (note 5)	9,196
Additions	106
Depreciation	(560)
Disposals	(24)
Foreign exchange translation difference	(37)
As at December 31, 2024	$9,505